Investment and return - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents held by central finance companies	€ 1,100
Percentage of cash and cash equivalents held by central finance companies	26.00%
Cash and cash equivalents held with foreign subsidiaries	€ 3,200
Percentage of cash and cash equivalents held with foreign subsidiaries	74.00%
Cash and cash equivalents held by entity unavailable for use by group	€ 449	€ 83
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	97	52
Cash
Disclosure of cash and cash equivalents [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	81	27
Bond Securities
Disclosure of cash and cash equivalents [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 16	€ 25